Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investment, Summarized Financial Information
Equity and cost method investments

Investments in unconsolidated entities consist of amounts invested in wireless entities in which U.S. Cellular holds a noncontrolling interest. These investments are accounted for using either the equity or cost method as shown in the following table:

December 31,	2015	2014
(Dollars in thousands)
Equity method investments:
Capital contributions, loans, advances and adjustments	$112,192	$116,881
Cumulative share of income	1,432,145	1,287,371
Cumulative share of distributions	(1,182,890)	(1,122,849)
	361,447	281,403
Cost method investments	1,936	1,611
Total investments in unconsolidated entities	$363,383	$283,014

Equity method investments, summarized financial position
December 31,	2015	2014
(Dollars in thousands)
Assets
Current	$631,764	$691,519
Due from affiliates	88,685	303,322
Property and other	4,555,136	2,295,936
	$5,275,585	$3,290,777

Liabilities and Equity
Current liabilities	$808,126	$403,005
Deferred credits	237,191	170,887
Long-term liabilities	147,222	18,101
Long-term capital lease obligations	1,539	1,722
Partners' capital and shareholders' equity	4,081,507	2,697,062
	$5,275,585	$3,290,777

Equity method investments, summarized results of operations
Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Results of Operations
Revenues	$6,958,422	$6,668,615	$6,218,067
Operating expenses	5,226,550	5,035,544	4,473,722
Operating income	1,731,872	1,633,071	1,744,345
Other income (expense), net	(6,901)	1,160	4,842
Net income	$1,724,971	$1,634,231	$1,749,187